Goodwill, Intangible and Long-Lived Assets - Summary of the Carrying Value of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying value of intangible assets
Weighted-average amortization period	17 years	17 years	10 years
Gross	$ 5,314,208	$ 5,630,134	$ 458,170
Accumulated amortization	(846,776)	(555,437)	(343,952)
Net value	4,467,432	5,074,697	114,218
Trademarks With Indefinite Lives	734,147	927,664	140,792
Total Intangible Assets	$ 5,201,579	$ 6,002,361	$ 255,010
Software
Carrying value of intangible assets
Weighted-average amortization period	7 years	7 years	7 years
Gross	$ 165,198	$ 165,019	$ 144,557
Accumulated amortization	(127,303)	(116,621)	(103,735)
Net value	$ 37,895	$ 48,398	40,822
Customer Relationships
Carrying value of intangible assets
Weighted-average amortization period	15 years	15 years
Gross	$ 3,103,665	$ 3,361,675
Accumulated amortization	(326,333)	(129,568)
Net value	$ 2,777,332	$ 3,232,107	0
Intellectual Property
Carrying value of intangible assets
Weighted-average amortization period	20 years	20 years
Gross	$ 1,730,337	$ 1,774,000
Accumulated amortization	(136,985)	(51,742)
Net value	$ 1,593,352	$ 1,722,258	$ 0
All Other
Carrying value of intangible assets
Weighted-average amortization period	13 years	13 years	11 years
Gross	$ 315,008	$ 329,440	$ 313,613
Accumulated amortization	(256,155)	(257,506)	(240,217)
Net value	$ 58,853	$ 71,934	$ 73,396